Basis of preparation	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Basis of preparation
3.
Basis of preparation
3.1.
Statement of compliance

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Details of the Group’s accounting policies, including changes thereto, are included in Notes 3.5 and 4.

3.2.
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis except as otherwise indicated in the accounting policies.

3.3.
Functional and presentation currency

These consolidated financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ have been rounded to the nearest million, unless otherwise stated.

3.4.
Use of estimates and judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

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Notes 4.11 and 20 – Revenue recognition: principal vs. agent considerations and customer identification

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

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Note 6 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts;
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Notes 4.4(i) and 26 – Measurement of expected credit losses (“ECL”) for financial assets;
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Notes 15 and 29 – Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources; and
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Note 18 - recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third-party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

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Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
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Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
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Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).

The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

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Note 6 – Intangible assets and goodwill;
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Note 19 – Share-based payment arrangements; and
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Note 26 – Financial instruments.
3.5.
Change in accounting policies and comparative information
i)
Change in material accounting policies
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Deferred tax related to assets and liabilities arising from a single transaction:

The Group has adopted Deferred Tax related to Assets and Liabilities arising from a Single Transaction (amendments to IAS 12) from 1 January 2023. The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences - e.g. leases and decommissioning liabilities. For leases and decommissioning liabilities, an entity is required to recognize the associated deferred tax assets and liabilities from the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. For all other transactions, an entity applies the amendments to transactions that occur on or after the beginning of the earliest period presented.

The Group previously accounted for deferred tax on leases and decommissioning liabilities by applying the "integrally linked" approach, resulting in a similar outcome as under the amendments, except that the deferred tax asset or liability was recognized on a net basis. Following the amendments, the Group has recognized a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its right-of-use assets. However, there was no impact on the statement of financial position because the balances qualify for offset under paragraph 74 of IAS 12. There was also no impact on the opening retained earnings as at 1 January 2022 as a result of the change. The key impact for the Group relates to disclosure of deferred tax assets and liabilities recognized (see Note 18(iii)).

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Global minimum top up tax:

The Group has adopted International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12) upon their release on 23 May 2023 and they are not expected to have a significant impact on the Group’s consolidated financial statements. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure (See Note 18(vi)).

The mandatory exception applies retrospectively. However, because no new legislation to implement the top-up tax was enacted or substantively enacted at 31 December 2022 in any jurisdiction in which the Group operates and no related deferred tax was recognized at that date, the retrospective application has no impact on the Group's consolidated financial statements.

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Material accounting policy information:

The Group adopted Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) from 1 January 2023. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in the financial statements. The amendments require the disclosure of "material", rather than "significant", accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies, assisting entities to provide useful, entity-specific accounting policy information that users need to understand other information in the financial statements.

Management reviewed the accounting policies and made updates to the information disclosed in Note 4 Material accounting policies (2022: Significant accounting policies) in certain instances in line with the amendments.

ii)
Change in comparative information

For the purpose of comparability, the following changes in presentation from prior years have been reflected in relevant comparative information as follows:

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Loan receivables in the financial services segment previously presented within Trade and other receivables, has been presented as a separate caption in the statement of financial position based on the materiality and nature of the instruments.
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Deposits from customers in the banking business previously presented within Trade payables and other liabilities, has been presented as a separate caption in the statement of financial position based on the materiality and nature of the instruments.
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Restructuring costs previously primarily presented within the Other expenses caption, has been presented as a separate caption in the statement of profit or loss based on materiality and to provide additional information on the face of the statement of profit and loss.